LEASES	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
LEASES

9.	LEASES

The below are the details of the lease cost and other disclosures regarding the Company’s leases for the three and six months ended December 25, 2021 and December 26, 2020:

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$251	$83	$535	$398
Interest on Lease Liabilities	1,726	460	3,510	1,984
Operating Lease Cost	6,456	6,310	13,051	13,051
Sublease Income	(1,444)	-	(1,444)	-
Total Lease Expenses	$6,989	$6,853	$15,652	$15,433

Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$-	$-	$-	$40
Operating Cash Flows from Operating Leases	$4,045	$6,222	$9,788	$14,633

The weighted-average remaining lease term and discount rate related to the Company’s finance and operating lease liabilities as of December 25, 2021 and December 26, 2020 is as follows:

	December 25,	December 26,
	2021	2020
Weighted-Average Remaining Lease Term (Years) - Finance Leases	47	42
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7	8
Weighted-Average Discount Rate - Finance Leases	17.81%	15.93%
Weighted-Average Discount Rate - Operating Leases	13.60%	13.38%

Future lease payments under non-cancellable operating leases and finance leases as of December 25, 2021 are as follows:

Fiscal Year Ending	Operating Leases	Finance Leases
June 25, 2022 (remaining)	$10,735	$2,676
June 24, 2023	21,753	5,484
June 29, 2024	28,122	9,860
June 28, 2025	21,988	6,517
June 27, 2026	22,407	6,713
Thereafter	97,303	1,070,693

Total Lease Payments	202,308	1,101,943
Less Interest	$(98,163)	$(1,071,913)

Lease Liability Recognized	$104,145	$30,030

The Company entered into a management agreement (the “Management Agreement”) with a third party to operate its cultivation facilities in California and Nevada (the “Cultivation Facilities”). On September 30, 2021, the landlord approved the third party to operate the leased facilities which effectuated the Management Agreement. The Management Agreement provides the third party an option to acquire all the assets used in the Cultivation Facilities, including the cannabis licenses and equipment, for $1 (the “Purchase Option”). The fee for the services under the Management Agreement is 100% and 30% of the California and Nevada Cultivation Facilities net revenue, respectively. The term of the Management Agreement remains in effect until the earlier of (a) the closing of any sale pursuant to the Purchase Option and (b) the expiration of the term, as applicable, of the master lease, at which time this Management Agreement shall automatically terminate without any further action of the Parties. As of December 25, 2021, the Management Agreement remains in effect as neither termination condition has occurred.

Medmen Enterprises Inc. [Member]
LEASES

17. LEASES

The Company leases land, buildings, equipment and other capital assets which it plans to use for corporate purposes and the production and sale of cannabis products. In accordance with ASC 842, the Company initially measures the ROU asset at cost, which is primarily comprised of the initial amount of the lease liability, plus initial direct costs and lease payments at or before the commencement date, less any lease incentives received. The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company utilizes its secured borrowing rate.

Measurement of the lease payments are comprised using 1) fixed lease payments less any incentives; 2) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; 3) the amount expected to be payable by the lessee under residual value guarantees; 4) the exercise of purchase options, if the lessee is reasonably certain to exercise the options; 5) payments of penalties for early termination of a lease unless the Company is reasonably certain not to terminate early. The incremental borrowing rate is determined using estimates which are based on the information available at commencement date and determines the present value of lease payments if the implicit rate is unavailable.

Most operating leases contain renewal options that provide for rent increases based on prevailing market conditions. The terms used to calculate the ROU assets for these properties include the renewal options that the Company is reasonably certain to exercise. Both ROU assets and lease liabilities exclude variable payments not based on an index or rate, which are treated as period costs. The Company’s lease agreements do not contain significant residual value guarantees, restrictions or covenants. The Company has elected not to recognize ROU assets and lease liabilities for short-term leases (defined as leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise).

For finance leases, lease expenses are the sum of interest on the lease obligations and amortization of the ROU assets. Finance lease ROU assets are amortized based on the lesser of the lease term and the useful life of the leased asset according to the capital asset accounting policy. If ownership of the ROU assets transfers to the Company at the end of the lease term or if the Company is reasonably certain to exercise a purchase option, amortization is calculated using the estimated useful life of the leased asset.

During the year ended June 26, 2021, management noted indicators of impairment of its long-lived assets of certain cultivation assets in California and Nevada as well as certain long-lived assets relating to operations in Florida, which include right-of-use assets related to operating leases, and was a result of economic performance. In accordance with ASC 360-10, the Company performed an analysis of any long-lived asset impairment and recognized an impairment of nil on its right-of-use assets related to operating leases during the year ended June 26, 2021.

During the year ended June 27, 2020, management noted indicators of impairment of its long-lived assets of certain asset groups in California, Nevada and Florida which included right-of-use assets related to operating leases. The Company used various Level 3 inputs and a discounted cash flow model to determine the fair value of these asset groups. Accordingly, the Company recorded an impairment of $19,785,621 on its right-of-use assets related to operating leases, which is included as a component of impairment expense in the accompanying Consolidated Statements of Operations.

The below are the details of the lease cost and other disclosures regarding the Company’s leases as of June 26, 2021 and June 27, 2020:

	2021	2020

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$1,105,689	$2,752,022
Interest on Lease Liabilities	6,068,291	6,262,019
Operating Lease Cost	27,700,475	26,150,479

Total Lease Expenses	$34,874,455	$35,164,520

	2021	2020

Gain on Sale and Leaseback Transactions, Net	$-	$(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$1,201,609	$1,785,282
Operating Cash Flows from Operating Leases	$21,318,700	$24,003,931
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$-	$45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$-	$152,141,639

	2021	2020

Weighted-Average Remaining Lease Term (Years) - Finance Leases	46	48
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7	9
Weighted-Average Discount Rate - Finance Leases	17.88%	10.68%
Weighted-Average Discount Rate - Operating Leases	12.93%	12.15%

Future lease payments under non-cancellable operating leases and finance leases as of June 26, 2021 are as follows:

Fiscal Year Ending	Operating Leases	Finance Leases

June 25, 2022	$23,810,699	$5,666,285
June 24, 2023	24,079,306	5,836,273
June 29, 2024	28,079,476	10,961,495
June 28, 2025	21,942,722	7,087,735
June 27, 2026	22,359,868	7,300,367
Thereafter	80,064,391	1,068,802,749

Total Lease Payments	200,336,462	1,105,654,904
Less Interest	(91,124,898)	(1,076,402,210)

Present Value of Lease Liability	$109,211,564	$29,252,694

Finance leases noted above contain required security deposits, refer to “Note 13 – Other Assets”.

Sale and Leaseback Transactions

During the year ended June 27, 2020, the Company sold two properties and subsequently leased them back with the Treehouse Real Estate Investment Trust (the “REIT”) and other third parties for total proceeds of $20,400,000. One of the transactions did not qualify for sale-leaseback accounting as the resulting lease was a finance lease under ASC 842 and thus did not meet the criteria for transfer of control under ASC 606. Accordingly, the asset remained on the Company’s Consolidated Balance Sheets as of June 27, 2020 at its cost basis and the Company recorded a financing liability for the amount of consideration received. The financing liability is included in notes payable on the Consolidated Balance Sheets. Refer to “Note 18 – Notes Payable” for further information. The other transaction qualified for sale-leaseback accounting and the Company recognized a gain immediately upon sale.

As of June 26, 2021 and June 27, 2020, the total deferred gain recorded for sale and leaseback transactions was as follows:

	2021	2020

Balance at Beginning of Year	$4,731,340	$5,297,965

Amortization	(566,629)	(566,625)

Balance at End of Year	4,164,711	4,731,340

Less Current Portion of Deferred Gain	(566,627)	(566,627)

Deferred Gain on Sale of Assets, Net of Current Portion	$3,598,084	$4,164,713

The current portion and non-current portion of deferred gains are included as a component of accounts payable and other non-current liabilities in the Consolidated Balance Sheets.

Lease Deferral Arrangements

During the year ended June 26, 2021, the Company modified its existing lease arrangements with the REIT in which the REIT agreed to defer a portion of total current monthly base rent on certain cultivation facilities and ground leases for the 36-month period between July 1, 2020 through July 1, 2023 for a total of fourteen properties. Amendments for eight of the properties were accounted for as lease modifications in accordance with ASC 842, whereas nine leases related to failed sales leaseback transactions in which the related finance obligation was modified and accounted for in accordance with ASC 470, “Debt” (“ASC 470”), see “Note 18 – Notes Payable”, for further discussion. The total amount of all deferred rent accrues interest at 8.6% per annum during the deferral period. As consideration for the rent deferral, the Company issued 3,500,000 warrants to the REIT, each exercisable at $0.34 per share for a period of five years. Upon the analysis of the warrants issued under ASC 815, the Company determined that the warrants are accounted for as a direct cost in relation to the lease and to be measured at fair value and accounted for as an equity instrument. During the year ended June 26, 2021, the Company recorded $17,748,458 in gain on lease terminations of which, $16,274,615 was recognized as a result of the modification to the leases discussed above and is included as a component of other operating income in the accompanying Consolidated Statements of Operations.